COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Summary of future minimum lease payments required under non-cancelable operating leases

Remainder of 2022	$3,367
2023	4,047
2024	2,851
2025	1,422
2026	486
Thereafter	109
Total minimum lease payments	$12,282

	Capital Leases	Operating Leases
2022	43	4,293
2023	4	3,853
2024	—	2,725
2025	—	1,391
2026	—	406
Thereafter	—	35
Total minimum lease payments	$47	$12,703
Less: Amount representing interest	(11)
Capital lease obligation	$36